Annual Fund Operating Expenses - International Small Cap Equity	Jan. 28, 2021
Institutional
Operating Expenses:
Management Fee	1.05%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.16%	[1]
Total Annual Fund Operating Expenses	1.21%
Class I
Operating Expenses:
Management Fee	1.05%
Distribution (Rule 12b-1) Fees	0.10%
Other Expenses	0.16%	[1]
Total Annual Fund Operating Expenses	1.31%
Class II
Operating Expenses:
Management Fee	1.05%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.16%	[1]
Total Annual Fund Operating Expenses	1.46%

[1]	Amount has been restated to reflect current expenses.